Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information

Note 13 – Supplemental Cash Flow Information

The Company remitted cash payments for federal and state income taxes of $71,000 for the period from June 1, 2011 through December 31, 2011. In addition, the Company remitted cash payments for interest expense related to outstanding debt of $171,853 and $57,259 for the years ended December 31, 2011 and 2010.

The Company converted $115,204 of vendor payables into notes payable during the years ended December 31, 2011